UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: June 30, 2005
Check here if Amendment [  ]; Amendment Number:

This Amendment (Check only one.):	[  ] is a restatement.
                                  	[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:		Bank of Ireland Asset Management
Address: 	40 Mespil Road
         	Dublin 4
         	Ireland

13F File Number:  28-06734

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Keith Walsh
Title:  Senior Compliance Manager
Phone:  011 353 1 6378119
Signature, Place, and Date of Signing:
Keith Walsh, Dublin, Ireland    August 3rd, 2005

Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.
[  ]        13F NOTICE.
[  ]        13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:
Form 13F Information Table Entry Total:         45
Form 13F Information Table Value Total:   	$12,048,672
List of Other Included Managers:
No.  13F File Number     Name


NAME OF ISSUER              TITLE OF CLASS   CUSIP      VALUE     SHARES/    SH/ PUT/ INVESTMENT OTHER  VOTING AUTHORITY
                                                        (x$000)   PRN AMOUNT PRN CALL DISCRETION MGRS   SOLE   SHARED NONE
New Ireland Fund Inc        Com             645673104  7123      328985      SH       SOLE             328985
Iona Technologies Plc       Sponsored ADR   46206P109  3020      990047      SH       SOLE             990047
ICON Pub Ltd Co             Sponsored ADR   45103T107  2483      71646       SH       SOLE             71646
PPG Inds Inc                Com             693506107  191633    3053427     SH       SOLE             3053427
Dover Corp                  Com             260003108  232714    6396768     SH       SOLE             6396768
Sysco Corp                  Com             871829107  657428    18166023    SH       SOLE             18166023
Wal Mart Stores Inc         Com             931142103  118263    2453590     SH       SOLE             2453590
Johnson & Johnson           Com             478160104  981672    15102639    SH       SOLE             15102639
Altria Group Inc            Com             2209S103   825286    12763464    SH       SOLE             12763464
Tyco Intl Ltd New           Com             902124106  69103     2366528     SH       SOLE             2366528
Aflac Inc                   Com             1055102    259201    5988928     SH       SOLE             5988928
Becton Dickinson & Co       Com             75887109   361848    6896287     SH       SOLE             6896287
Boeing Co                   Com             97023105   146979    2226949     SH       SOLE             2226949
J P Morgan & Chase & Co     Com             46625H100  422656    11966480    SH       SOLE             11966480
Citigroup Inc               Com             172967101  590452    12772054    SH       SOLE             12772054
Fastenal Co                 Com             311900104  89838     1466744     SH       SOLE             1466744
Federal Natl Mtg Assn       Com             313586109  115236    1973217     SH       SOLE             1973217
First Data Corp             Com             319963104  5056      125949      SH       SOLE             125949
Gannett Inc                 Com             364730101  613110    8619563     SH       SOLE             8619563
General Dynamics Corp       Com             369550108  310768    2837024     SH       SOLE             2837024
Harley Davidson Inc         Com             412822108  242527    4889660     SH       SOLE             4889660
Home Depot Inc              Com             437076102  466114    11982375    SH       SOLE             11982375
Illinois Tool Wks Inc       Com             452308109  484001    6074304     SH       SOLE             6074304
International Business MachsCom             459200101  438450    5909031     SH       SOLE             5909031
Johnson Ctls Inc            Com             478366107  248802    4416872     SH       SOLE             4416872
Leggett & Platt Inc         Com             524660107  72114     2713103     SH       SOLE             2713103
MBIA Inc                    Com             55262C100  271096    4570833     SH       SOLE             4570833
McGraw Hill Cos Inc         Com             580645109  416042    9402076     SH       SOLE             9402076
Marsh & McLennan Cos Inc    Com             571748102  96129     3470348     SH       SOLE             3470348
Masco Corp                  Com             574599106  463829    14604182    SH       SOLE             14604182
Medtronic Inc               Com             585055106  341120    6586601     SH       SOLE             6586601
Microsoft Corp              Com             594918104  207535    8354858     SH       SOLE             8354858
Wells Fargo & Co New        Com             949746101  643617    10451720    SH       SOLE             10451720
Outback Steakhouse Inc      Com             689899102  58245     1287474     SH       SOLE             1287474
Pfizer Inc                  Com             717081103  634047    22989366    SH       SOLE             22989366
Aetna Inc New               Com             817Y108    275971    3332182     SH       SOLE             3332182
Pulte Homes Inc             Com             745867101  93717     1112369     SH       SOLE             1112369
Sherwin Williams Co         Com             824348106  166769    3541491     SH       SOLE             3541491
Toll Brothers Inc           Com             889478103  208760    2055738     SH       SOLE             2055738
Jones Apparel Group Inc     Com             480074103  74421     2397569     SH       SOLE             2397569
KT Corp                     Sponsored ADR   48268K101  4779      222279      SH       SOLE             222279
Korea Electric Pwr          Sponsored ADR   500631106  4748      303004      SH       SOLE             303004
Posco                       Sponsored ADR   693483109  22724     516811      SH       SOLE             516811
Taiwan Semiconducter Mfg LtdSponsored ADR   874039100  2304      252620      SH       SOLE             252620
Icici Bk Ltd                ADR             45104G104  106942    4894376     SH       SOLE             4894376